Stock Option, Restricted Stock Incentive, And Dividend Reinvestment Plans (Summary Of Restricted And Performance Stock And Unit Activity)(Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Benefits And Share Based Compensation [Abstract]
Nonvested on January 1, 2013, Shares/Units	4,672,815
Nonvested on January 1, 2013, Weighted average grant date fair value	$ 10.21
Shares/units granted, Shares/Units	1,154,540
Shares/units granted, Weighted average grant date fair value	$ 10.63	$ 9.25	$ 10.75
Shares/units vested, Shares/Units	(1,431,421)
Shares/units vested, Weighted average grant date fair value	$ 9.34
Shares/units cancelled, Shares/Units	(221,738)
Shares/units cancelled, Weighted average grant date fair value	$ 10.40
Nonvested on December 31, 2013, Shares/Units	4,174,196	4,672,815
Nonvested on December 31, 2013, Weighted average grant date fair value	$ 10.51	$ 10.21